Income and Other Taxes - Allocation of Income Tax Expense Benefit (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Interperiod Allocaion [Line Items]
Pre-tax income	$ 277	$ 386	$ 256
Stock option and incentive plans, net	(5)	1	(6)
Total Income Tax Expense (Benefit)	6	115	273
Defined Benefit Pension Plans, Defined Benefit [Member]
Income Tax Interperiod Allocaion [Line Items]
Other comprehensive income (loss), tax	(233)	(277)	12
Cash flow hedges [Member]
Income Tax Interperiod Allocaion [Line Items]
Other comprehensive income (loss), tax	(24)	3	5
Translation adjustments [Member]
Income Tax Interperiod Allocaion [Line Items]
Other comprehensive income (loss), tax	$ (9)	$ 2	$ 6